Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Convenience rate	US$1.00=RMB6.7851	US$1.00=RMB6.7851
Inventory obsolescence	$ 316	¥ 2,143	¥ 148
Advertising and marketing promotion expenses		88,901	11,841
Employee benefits		21,625	1,384
Accruals for estimated underpaid amounts		¥ 9,367	¥ 12,755
Value added tax rate		6.00%
Segment Reporting, Expense Information Used by CODM, Description	In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.	In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer
Small Scale VAT Taxpayer [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate		3.00%
General VAT Payer [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate		13.00%